Business Combinations and Disposal Group Held for Sale - Summary of Acquisition Date Fair Value of Each Major Class of Consideration (Details) ₨ in Millions, $ in Millions	Oct. 25, 2017 USD ($)	Oct. 25, 2017 INR (₨)	Sep. 08, 2017 USD ($)	Nov. 16, 2015 USD ($)	Jun. 02, 2015 USD ($)
Kallidus Inc | Acquisition Date, June 2, 2015
Disclosure Of Business Combinations [Line Items]
Cash consideration					$ 91
Fair value of contingent consideration					16
Total purchase price					$ 107
Noah Consulting LLC
Disclosure Of Business Combinations [Line Items]
Cash consideration				$ 33
Fair value of contingent consideration				4
Total purchase price	$ 41	₨ 2,660		$ 37
Brilliant Basics Holdings Limited
Disclosure Of Business Combinations [Line Items]
Cash consideration			$ 4
Fair value of contingent consideration			3
Total purchase price			$ 7